Other Non-current Liabilities	12 Months Ended
Mar. 31, 2025
Disclosure Of Other Non Current Liabilities [Abstract]
Other Non-current Liabilities
30)
OTHER NON-CURRENT LIABILITIES

	As at March 31
Particulars	2024	2025
Deferred income	5	—
Other liabilities (related to business combinations) (refer note 7 (c) and (d))	12,438	12,396
Total	12,443	12,396